TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Disclosure of detailed information about trade and other payable [Table Text Block]

	2021	2020
	US$’000	US$’000

Trade payables	7,675	9,049
Accrued expenses	25,671	17,124
Others	688	1,397
Less: included in liabilities of a disposal group held for sale (Note 38)	-	(17)
	34,034	27,553
Non-current trade and other payables	(160)	(198)
Current trade and other payables	33,874	27,355